Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Material Accounting Policies [Abstract]
Schedule of Write off the Cost of Assets Using the Straight-Line Method

Depreciation is charged to write off the cost of assets using the straight-line method as follows:

Groups	Useful life (years)
Buildings	25
Tanks	50
Installations	20-25
Other Equipment	5
Right of use asset – Land (useful life as lease term)	60